INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended
Mar. 31, 2026
Intangible assets and goodwill [abstract]
Schedule of movement in the net book value of intangible assets, including goodwill	[1] Prior period comparatives have been reclassified to conform with the current period presentationThe following table summarizes the movement in the net book value of intangible assets, excluding goodwill for the three-month period ended March 31:

	2026	2025[1]

Balance as of January 1	363	283

Acquisitions*	82	—
Additions	26	9
Transfer and reclassification	—	1
Amortization	(20)	(13)
Translation adjustment	(11)	3

Balance as of March 31	440	283
*This includes identifiable intangible assets recognized during the period comprising: green tariff rights for US$2 (SUNVIN11), customer relationships US$61, brand and trademarks US$12 and software US$4 (Tabletki Group) and US$3 relating to customer relationships recognized in the Shtorm acquisition (see Note 5)

Schedule of movement in goodwill	The movements in goodwill for the Group, for the three-month period ended March 31, 2026, by cash generating unit ("CGU")
are presented below:

CGU: Kyivstar	2026	2025

Balance as of January 1	21	14
Acquisitions	86	—
Measurement period adjustment	(3)	—
Translation adjustment	(1)	—
Balance as of March 31	103	14

CGU: Uklon	2026	2025

Balance as of January 1	107	—
Translation adjustment	(4)	—
Balance as of March 31	103	—
*For acquisitions, refer to Note 5 for further details.